Finance Income & Costs	12 Months Ended
Mar. 31, 2025
Finance Costs Disclosure [Abstract]
Finance Income & Costs
21.
FINANCE INCOME & COSTS

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Finance income
Interest income from banks	339	55	9	32
Interest income from amount due from related parties	—	—	65	204
	339	55	74	236
Finance costs
Interest expenses from lease liability	221	125	24	146
Interest expenses from loans and borrowings	32	757	5	1
Interest expenses from amount due to related parties	—	—	162	1,759
Interest expenses from employees’ defined benefits obligation	31	33	9	37
	284	915	200	1,943